Convertible Notes Payable (Details) - USD ($)								1 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended
	Sep. 27, 2024	Aug. 13, 2024	May 21, 2024	Apr. 12, 2024	Feb. 16, 2024	Jan. 19, 2024	Jul. 11, 2023	Dec. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 25, 2024	Jun. 30, 2024
Convertible Notes Payable [Line Items]
Investor’s fees												$ 670,193	$ 397,219
Gross proceed from sale of debt							$ 1,000,000
Prepayment of outstanding debt balance, percentage							120.00%
Gross proceeds from issuance of debt												$ 6,976,000	1,000,000
Debt instrument optional conversion, term												45 days
Price equal to percentage of VWAP of ordinary shares												90.00%
Number of trading days used to calculate VWAP												10 days
Debt redemption, accrued finance charges									$ 191,442
Floor price debt instrument														$ 25.4
Percentage of closing price per debt instrument equivalent to floor price														20.00%
Convertible note balance amount								$ 1,292,993				$ 1,292,993			$ 875,000
Interest expense debt												326,030	42,292
Amortization of debt issuance costs												$ 1,962,696	$ 72,284
Unsecured Promissory Note [Member]
Convertible Notes Payable [Line Items]
Principal amount							$ 1,100,000
Conversion price per share (in Dollars per share)							$ 200
Simple interest rate							8.00%
Original issue discount							$ 80,000
Initial Notes [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)								$ 160				$ 160
Maturity period of notes	12 months
Percentage of proceeds for redemption of debt instrument												30.00%
Proceeds to redeem notes, percentage of principal												105.00%
October Note Exchange Agreement [Member]
Convertible Notes Payable [Line Items]
Conversion of debt, ordinary shares (in Shares)									11,961
Conversion price per share (in Dollars per share)									$ 16	$ 16	$ 16
Investor [Member]
Convertible Notes Payable [Line Items]
Investor’s fees							$ 20,000
Investor redeemed			$ 75,000
Debt instrument, balance redeemed									$ 875,000	$ 875,000	$ 875,000
Debt instrument due and payable period		12 months
Debt instrument, original issue discount		$ 80,000
Payments for fees		$ 20,000
Outstanding loan balance repayment percentage		120.00%
Bearing interest rate per annum	6.00%
Investor [Member] | Series A Warrants [Member]
Convertible Notes Payable [Line Items]
Warrants to purchase shares (in Shares)	28,532
Price per share upon exercise of warrants (in Dollars per share)	$ 160
Gross proceeds from issuance of notes and warrants	$ 7,000,000
Investor [Member] | Unsecured Promissory Note [Member]
Convertible Notes Payable [Line Items]
Simple interest rate		8.00%
Investor [Member] | Securities Purchase Agreement [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)		$ 200
Principal amount of notes	$ 7,600,000
Outstanding balance of rate		18.00%
Investor [Member] | Initial Notes [Member]
Convertible Notes Payable [Line Items]
Simple interest rate	8.00%
Convertible Notes Payable [Member] | Investor [Member]
Convertible Notes Payable [Line Items]
Conversion of debt, ordinary shares (in Shares)			448,350
Conversion price per share (in Dollars per share)			$ 16.73
Accrued interest										$ 96,540
Common Stock [Member] | October Note Exchange Agreement [Member]
Convertible Notes Payable [Line Items]
Conversion of debt, ordinary shares (in Shares)								3,178,557
Conversion price per share (in Dollars per share)								$ 2.01				$ 2.01
Value of notes redeemed by purchasers								$ 6,382,686				$ 6,382,686
Class A Ordinary Shares [Member] | Unsecured Promissory Note [Member]
Convertible Notes Payable [Line Items]
Price per share (in Dollars per share)							$ 0.04
Class A Ordinary Shares [Member] | Investor [Member]
Convertible Notes Payable [Line Items]
Investor redeemed				$ 50,000	$ 50,000	$ 50,000
Gross proceeds from issuance of debt		$ 1,000,000
Class A Ordinary Shares [Member] | Investor [Member] | Unsecured Promissory Note [Member]
Convertible Notes Payable [Line Items]
Conversion of debt, ordinary shares (in Shares)					200,000	200,000
Conversion price per share (in Dollars per share)					$ 25	$ 25
Principal amount of notes		$ 1,100,000
Class A Ordinary Shares [Member] | Investor [Member] | Securities Purchase Agreement [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)		$ 0.04
Class A Ordinary Shares [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)								$ 2.32				$ 2.32
Class A Ordinary Shares [Member] | Convertible Notes Payable [Member] | Investor [Member]
Convertible Notes Payable [Line Items]
Conversion of debt, ordinary shares (in Shares)				298,900							58,079
Conversion price per share (in Dollars per share)				$ 17					$ 16.73	$ 16.73	$ 16.73